DIGITAL ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Contribution of digital assets	$ 1,802
Payments on external debt using digital assets	1,825
Realized loss on novation of digital assets to investor	676
T O N [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of digital assets	1,382
Unrealized losses on digital assets recognized in Statement of Operations	(1,411)
Digital assets sold	(2,921)
Payments on external debt using digital assets	(1,825)
Digital asset purchases	3,617
Receipt of digital assets receivable	6,667
Realized (loss) gain on sale of digital assets	(1,705)
Realized loss on novation of digital assets to investor	(676)
Revenue received in digital assets	69
Tokens used to settle put rights	(1,130)
Digital assets exchanged	425
Digital asset value as of March 31	2,492
B I T C O I N [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of digital assets	420
Unrealized losses on digital assets recognized in Statement of Operations
Digital assets sold
Payments on external debt using digital assets
Digital asset purchases
Receipt of digital assets receivable
Realized (loss) gain on sale of digital assets	5
Realized loss on novation of digital assets to investor
Revenue received in digital assets
Tokens used to settle put rights
Digital assets exchanged	(425)
Digital asset value as of March 31
Total [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of digital assets	1,802
Unrealized losses on digital assets recognized in Statement of Operations	(1,411)
Digital assets sold	(2,921)
Payments on external debt using digital assets	(1,825)
Digital asset purchases	3,617
Receipt of digital assets receivable	6,667
Realized (loss) gain on sale of digital assets	(1,700)
Realized loss on novation of digital assets to investor	(676)
Revenue received in digital assets	69
Tokens used to settle put rights	(1,130)
Digital assets exchanged
Digital asset value as of March 31	$ 2,492